AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investment

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.1%
Long-Term Municipal Bonds – 100.1%
New Jersey – 89.9%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2052	$1,000	$1,080,857
Casino Reinvestment Development Authority, Inc. Series 2014 5.25%, 11/01/2044	1,000	1,003,328
County of Cape May NJ Series 2017 4.00%, 09/01/2024	600	600,000
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	500	456,505
Jersey City Board of Education AGM Series 2023 4.125%, 08/15/2042	1,000	1,028,746
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,323,856
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	1,000,253
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2049	500	478,397
New Jersey Economic Development Authority (Middlesex Water Co.) Series 2019 4.00%, 08/01/2059	2,000	1,842,043
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.298%, 03/01/2032	1,050	1,094,487
NATL Series 1997-A 7.425%, 02/15/2029	1,000	1,077,318
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	1,500	1,512,471
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	703	707,918
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,029,406

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	$1,000	$1,000,882
5.125%, 01/01/2034	500	500,494
5.50%, 01/01/2027	1,000	1,001,326
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,500	2,542,045
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	1,847,241
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.25%, 06/15/2039	1,000	1,146,773
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,000	1,000,942
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,546,120
New Jersey Educational Facilities Authority (Montclair State University, Inc.) AGM Series 2024 5.00%, 07/01/2041	1,000	1,136,206
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2017 5.00%, 07/01/2047	1,750	1,777,965
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2016 4.00%, 07/01/2041	2,000	2,000,930
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2024 4.125%, 07/01/2054	2,000	1,963,733
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	980,202
Series 2024 5.25%, 07/01/2044	1,000	1,132,007
New Jersey Health Care Facilities Financing Authority (Valley Health System Obligated Group/NJ) Series 2019 4.00%, 07/01/2039	2,500	2,532,862

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	$1,750	$1,808,805
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015-A 5.25%, 06/15/2041	1,250	1,262,026
Series 2018-A 5.00%, 12/15/2035	1,750	1,856,797
Series 2023-A 5.00%, 06/15/2039	1,000	1,115,140
AGM Series 2006-C Zero Coupon, 12/15/2033	1,000	728,669
New Jersey Turnpike Authority Series 2024-A 4.00%, 01/01/2035	1,000	1,091,236
5.00%, 01/01/2034	1,000	1,169,112
Series 2024-C 5.00%, 01/01/2043(a)	1,000	1,111,605
5.00%, 01/01/2044(a)	1,000	1,109,165
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 5.50%, 07/01/2058	1,000	1,036,993
Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035	3,445	2,310,497
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	1,022,948
BAM Series 2022 5.25%, 11/01/2052	1,000	1,087,420
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,330	2,351,029
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	2,900	2,903,617

		60,310,372

Alabama – 1.6%
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055	1,000	1,074,632

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	145	157,262

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(b)	100	103,156

	Principal Amount (000)	U.S. $ Value

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	$100	$99,092

Guam – 3.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	87,493
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	155,913
5.00%, 10/01/2040	655	675,556
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	720	723,859
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	440	428,999

		2,071,820

Illinois – 0.5%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	305	316,128

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	52,211

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	500	71,206

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c) (d) (e) (f) (g)	110	0
7.00%, 12/15/2043(c) (d) (e) (f) (g)	110	0

		0

Ohio – 0.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	165	151,627

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 2.3%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	$100	$67,263
4.00%, 07/01/2046	100	92,709
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	250	263,756
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	154,895
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	24	24,231
6.625%, 01/01/2028	187	184,698
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(e) (f)	43	42,054
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	200	239,474
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	104	86,549
Series 2019-A 4.329%, 07/01/2040	70	69,127
5.00%, 07/01/2058	305	306,212

		1,530,968

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	145	142,664

Texas – 1.6%
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,000	1,080,018

Total Municipal Obligations (cost $66,458,785)		67,161,156

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	119	119,586
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049(c) (d) (g)	209	14,621

Total Asset-Backed Securities (cost $326,089)		134,207

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(d) (e) (f) (cost $73,616)	4,104	$11,943

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(h) (i) (j) (cost $301,946)	301,946	301,946

Total Investments – 100.8% (cost $67,160,436)(k)		67,609,252
Other assets less liabilities – (0.8)%		(522,287)

Net Assets – 100.0%		$67,086,965

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$46,811	$—	$46,811
USD	233	01/15/2025	2.585%	CPI#	Maturity	23,258	—	23,258
USD	232	01/15/2025	2.613%	CPI#	Maturity	22,888	—	22,888
USD	870	01/15/2026	CPI#	3.611%	Maturity	(34,770)	—	(34,770)
USD	800	01/15/2026	CPI#	3.766%	Maturity	(25,185)	—	(25,185)
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	382,924	—	382,924
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	365,211	—	365,211
USD	3,470	01/15/2029	CPI#	3.406%	Maturity	(59,881)	—	(59,881)
USD	530	01/15/2029	CPI#	3.735%	Maturity	6,210	—	6,210
USD	240	01/15/2029	CPI#	3.408%	Maturity	(4,100)	—	(4,100)
USD	225	01/15/2030	1.572%	CPI#	Maturity	38,875	—	38,875
USD	225	01/15/2030	1.587%	CPI#	Maturity	38,551	—	38,551
USD	450	01/15/2031	2.782%	CPI#	Maturity	28,076	—	28,076
USD	370	01/15/2031	2.680%	CPI#	Maturity	26,958	—	26,958

						$855,826	$—	$855,826

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,500	07/31/2029	1 Day SOFR	4.461%	Annual	$68,809	$—	$68,809
USD	1,400	04/30/2030	1 Day SOFR	3.369%	Annual	(13,279)	—	(13,279)
USD	1,100	11/01/2030	1 Day SOFR	3.878%	Annual	16,241	—	16,241
USD	1,000	07/31/2031	1 Day SOFR	3.877%	Annual	26,900	—	26,900
USD	870	07/31/2031	1 Day SOFR	3.736%	Annual	15,772	33	15,739
USD	1,200	09/15/2031	1 Day SOFR	3.517%	Annual	6,306	—	6,306
USD	630	08/15/2034	3.420%	1 Day SOFR	Annual	2,057	—	2,057

						$122,806	$33	$122,773

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	$90,071	$—	$90,071

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $738,044 or 1.1% of net assets.

(c)	Defaulted.
(d)	Non-income producing security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Fair valued by the Adviser.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$110,000	$0	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	110,000	0	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series 2018-A 6.25%, 04/01/2049	08/29/2018	207,453	14,621	0.02%

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	Affiliated investments.
(k)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,603,652 and gross unrealized depreciation of investments was $(1,086,166), resulting in net unrealized appreciation of $1,517,486.

As of August 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 18.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB New Jersey Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$67,119,102	$42,054	(a)	$67,161,156
Asset-Backed Securities	—	134,207	—		134,207
Preferred Stocks	—	—	11,943		11,943
Short-Term Investments	301,946	—	—		301,946

Total Investments in Securities	301,946	67,253,309	53,997	(a)	67,609,252
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	979,762	—		979,762
Centrally Cleared Interest Rate Swaps	—	136,085	—		136,085
Interest Rate Swaps	—	90,071	—		90,071
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(123,936)	—		(123,936)
Centrally Cleared Interest Rate Swaps	—	(13,279)	—		(13,279)

Total	$301,946	$68,322,012	$53,997	(a)	$68,677,955

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2024 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$884	$6,096	$6,678	$302	$16